UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste 300
           San Francisco, CA 94111


Form 13F File Number:    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joanne Cormicn
Title   Chief Financial Officer
Phone   415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican       San Francisco, CA       February 12, 2009
-------------------       -----------------       -----------------
[Signature]               [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      91
Form 13F Information Table Value Total:      2,223,660   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STEEL HOLDING               COM              001547108    28624  1340700 SH       SOLE                  1340700 0        0
AMERICAN DAIRY INC             COM              025334103     1604    74000 SH       SOLE                    74000 0        0
ANDERSONS INC/THE              COM              034164103     2840   110000 SH       SOLE                   110000 0        0
A-POWER ENERGY GENERATION      COM              G04136100       48     2650 SH       SOLE                     2650 0        0
APPLE COMPUTER INC             COM              037833100     5795    27500 SH       SOLE                    27500 0        0
ARCHER-DANIELS-MIDLAND COMPANY COM              039483102     2875    91826 SH       SOLE                    91826 0        0
ARM HOLDINGS PLC-SPONS ADR     COM              042068106     2160   252350 SH       SOLE                   252350 0        0
BARRICK GOLD                   COM              067901108    41231  1047000 SH       SOLE                  1047000 0        0
BARRICK GOLD CORP CALL         CALL             067901908    19690   500000 SH  CALL SOLE                   500000 0        0
BOSTON SCIENTIFIC              COM              101137107    12600  1400000 SH       SOLE                  1400000 0        0
CF INDS HLDGS INC CALL         CALL             125269900   182468  2010000 SH  CALL SOLE                  2010000 0        0
CF INDUSTRIES HOLDINGS INC     COM              125269100     6255    68900 SH       SOLE                    68900 0        0
CISCO SYSTEMS INC              COM              17275R102     3931   164200 SH       SOLE                   164200 0        0
COSAN LTD-CLASS A SHARES       COM              G25343107     6234   716600 SH       SOLE                   716600 0        0
CVS CAREMARK CORP              COM              126650100    25671   797000 SH       SOLE                   797000 0        0
DIREXION DLY SM CAP BEAR 3X    ETF              25459W839    12325  1250000 SH       SOLE                  1250000 0        0
DISCOVER FINL SVCS PUT         PUT              254709958    17652  1200000 SH  PUT  SOLE                  1200000 0        0
DOLE FOOD CO INC               COM              256603101     3015   242986 SH       SOLE                   242986 0        0
DOLLAR TREE INC                COM              256746108     6168   127700 SH       SOLE                   127700 0        0
DOW CHEMICAL                   COM              260543103     2590    93750 SH       SOLE                    93750 0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   101880  3600000 SH       SOLE                  3600000 0        0
DR PEPPER SNAPPLE GROUP INC CA CALL             26138E909    56600  2000000 SH  CALL SOLE                  2000000 0        0
E*TRADE FINANCIAL CORP         COM              269246104     8360  4750000 SH       SOLE                  4750000 0        0
ECLIPSYS CORP                  COM              278856109     5899   318500 SH       SOLE                   318500 0        0
ENSCO INTL INC                 COM              26874Q100    11063   277000 SH       SOLE                   277000 0        0
EXPRESS SCRIPTS INC            COM              302182100    15815   183000 SH       SOLE                   183000 0        0
FIRST SOLAR INC                COM              336433107       66      490 SH       SOLE                      490 0        0
FMC CORP                       COM              302491303     2810    50390 SH       SOLE                    50390 0        0
FPL GROUP INC                  COM              302571104      264     5000 SH       SOLE                     5000 0        0
FUEL SYSTEMS SOLUTIONS INC     COM              35952W103       33      800 SH       SOLE                      800 0        0
GOOGLE INC - CL A              COM              38259P508     6200    10000 SH       SOLE                    10000 0        0
ILLUMINA INC                   COM              452327109    16107   525000 SH       SOLE                   525000 0        0
IMPERIAL SUGAR CO              COM              453096208    11685   670000 SH       SOLE                   670000 0        0
ISHARES TR INDEX MSCI EMERG MK PUT              464287234   272032  6555000 SH  PUT  SOLE                  6555000 0        0
ISHARES TR INDEX PUT           PUT              464287955   320005  5125000 SH  PUT  SOLE                  5125000 0        0
JANUS CAP GROUP INC PUT        PUT              47102X955    16140  1200000 SH  PUT  SOLE                  1200000 0        0
KNIGHT CAPITAL GROUP INC CALL  CALL             499005906     6160   400000 SH  CALL SOLE                   400000 0        0
KNIGHT CAPITAL GROUP INC-A     COM              499005106    10603   688490 SH       SOLE                   688490 0        0
KROGER CO                      COM              501044101      708    34500 SH       SOLE                    34500 0        0
LABRANCHE & CO INC             COM              505447102       70    24818 SH       SOLE                    24818 0        0
LENDER PROCESSING SERVICES     COM              52602E102    11051   271794 SH       SOLE                   271794 0        0
MBIA INC CALL                  CALL             55262C900     5970  1500000 SH  CALL SOLE                  1500000 0        0
MCKESSON CORP                  COM              58155Q103    32512   520200 SH       SOLE                   520200 0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    12953   296400 SH       SOLE                   296400 0        0
MEDTRONIC INC                  COM              585055106     6245   142000 SH       SOLE                   142000 0        0
MICROSOFT CORP                 COM              594918104     5297   173800 SH       SOLE                   173800 0        0
MORGAN STANLEY                 COM              617446448     7400   250000 SH       SOLE                   250000 0        0
MOSAIC CO CALL                 CALL             61945A907     5073    85000 SH  CALL SOLE                    85000 0        0
MYR GROUP INC/DELAWARE         COM              55405W104     2148   118850 SH       SOLE                   118850 0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4629   105000 SH       SOLE                   105000 0        0
NEWS CORP-CL A                 COM              65248E104    13690  1000000 SH       SOLE                  1000000 0        0
NUVASIVE INC                   COM              670704105     6396   200000 SH       SOLE                   200000 0        0
OMEGA PROTEIN CORP             COM              68210P107      602   138000 SH       SOLE                   138000 0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     4211   290000 SH       SOLE                   290000 0        0
ONYX PHARMACEUTICALS INC CALL  CALL             683399909    58680  2000000 SH  CALL SOLE                  2000000 0        0
PALM INC                       COM              696643105      351    35000 SH       SOLE                    35000 0        0
PALM INC NEW CALL              CALL             696643905        0  2000000 SH  CALL SOLE                  2000000 0        0
PERFECT WORLD CO LTD-ADR       COM              71372U104    35992   912575 SH       SOLE                   912575 0        0
PROSHARES ULTRASHORT FINANCIAL ETF              74347R628      307    12650 SH       SOLE                    12650 0        0
PROSHARES ULTRASHORT GOLD      ETF              74347W700      912    88100 SH       SOLE                    88100 0        0
PROSHARES ULTRASHORT MIDCAP 40 ETF              74347R859      829    37500 SH       SOLE                    37500 0        0
PROSHARES ULTRASHORT RUSSELL 2 ETF              74347R834      854    33900 SH       SOLE                    33900 0        0
PROSHARES ULTRASHORT S&P500    ETF              74347R883      957    27300 SH       SOLE                    27300 0        0
PROSHARES ULTRASHORT SMALLCAP6 ETF              74347R792      309    11750 SH       SOLE                    11750 0        0
PROSHRE U/S DJ-AIG CRUDE OIL   ETF              74347W809    13923  1020000 SH       SOLE                  1020000 0        0
QUALCOMM INC                   COM              747525103     5607   121200 SH       SOLE                   121200 0        0
ROWAN COMPANIES INC.           COM              779382100     9056   400000 SH       SOLE                   400000 0        0
SEAHAWK DRILLING INC           COM              81201R107      122     5393 SH       SOLE                     5393 0        0
SPDR TR PUT                    PUT              78462F953   351036  3150000 SH  PUT  SOLE                  3150000 0        0
SELECT SECTOR SPDR TR PUT      PUT              81369Y959    21600  1500000 SH  PUT  SOLE                  1500000 0        0
SPDR GOLD TRUST                COM              78463V107      644     6000 SH       SOLE                     6000 0        0
SUNCOR ENERGY INC              COM              867224107     4599   130000 SH       SOLE                   130000 0        0
SUNPOWER CORP-CLASS B          COM              867652307       63     3000 SH       SOLE                     3000 0        0
TENARIS S.A.                   COM              88031M109     1706    40000 SH       SOLE                    40000 0        0
TEREX CORP                     COM              880779103      989    49900 SH       SOLE                    49900 0        0
TEREX CORP NEW CALL            CALL             880779903    19810  1000000 SH  CALL SOLE                  1000000 0        0
TESORO CORP PUT                PUT              881609951    10840   800000 SH  PUT  SOLE                   800000 0        0
TEVA PHARMACEUTICAL ADR        COM              881624209    25427   452600 SH       SOLE                   452600 0        0
TRANSOCEAN LTD.                COM              H8817H100    12898   155773 SH       SOLE                   155773 0        0
TRINA SOLAR LTD-SPON ADR       COM              89628E104     2601    48200 SH       SOLE                    48200 0        0
TYSON FOODS INC-CL A           COM              902494103     1785   145500 SH       SOLE                   145500 0        0
ULTRASHORT REAL ESTATE PROSH   ETF              74347R552    21726  2896800 SH       SOLE                  2896800 0        0
UNITED STATES STEEL CORP       COM              912909108    58659  1064200 SH       SOLE                  1064200 0        0
UNITED STATES STL CORP NEW CAL CALL             912909908   128286  2330000 SH  CALL SOLE                  2330000 0        0
UNITEDHEALTH GROUP INC         COM              91324P102    18593   610000 SH       SOLE                   610000 0        0
VEECO INSTRUMENTS INC          COM              922417100     4047   122500 SH       SOLE                   122500 0        0
WENDY'S/ARBY'S GROUP INC-A     COM              950587105    25795  5500000 SH       SOLE                  5500000 0        0
YINGLI GREEN ENERGY HOLD-ADR   COM              98584B103      971    61400 SH       SOLE                    61400 0        0
ZIMMER HOLDINGS INC            COM              98956P102     5911   100000 SH       SOLE                   100000 0        0
ZIONS BANCORPORATION PUT       PUT              989701957     3847   300000 SH  PUT  SOLE                   300000 0        0
ZIP REALTY                     COM              98974V107     9474  2519550 SH       SOLE                  2519550 0        0